Income Taxes - Significant Components of Current and Deferred Income Tax Expense Attributable to Income from Continuing Operations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Taxes
Current tax benefit (expense)	$ (9)	$ (18)	$ (12)
Deferred tax benefit (expense)		20	28
Income tax benefit (expense) (Notes 2(r) and 17)	$ (9)	$ 2	$ 16